Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Entity Registrant Name	MIND CTI LTD
Entity Central Index Key	0001119083
Document Type	20-F
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Auditor Attestation Flag	false
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	20,372,828
Entity Incorporation State Country Code	IL
Entity File Number	000-31215
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity Address, Address Line One	2 HaCarmel Street
Entity Address, City or Town	Yoqneam
Entity Address, Country	IL
Entity Address, Postal Zip Code	2066724
Title of 12(b) Security	Ordinary Shares
Trading Symbol	MNDO
Security Exchange Name	NASDAQ
Document Accounting Standard	U.S. GAAP
Auditor Name	FAHN KANNE & CO. GRANT THORNTON ISRAEL
Auditor Location	Tel-Aviv
Auditor Firm ID	1375
Document Period End Date	Dec. 31, 2025
Auditor Opinion [Text Block]
Opinion on the financial statements
We have audited the accompanying consolidated balance sheets of MIND C.T.I Ltd. and subsidiaries (the “Company”) as of December 31, 2025 and 2024, the related consolidated statements of operations, comprehensive income, changes in shareholders’ equity, and cash flows, for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Document Financial Statement Error Correction [Flag]	false
Entity Bankruptcy Proceedings, Reporting Current	false
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Arie Abramovich
Entity Address, Address Line One	2 HaCarmel Street
Entity Address, City or Town	Yoqneam
Entity Address, Country	IL
Entity Address, Postal Zip Code	2066724
City Area Code	972
Local Phone Number	4-9936666
Contact Personnel Email Address	investor@mindcti.com